LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	July 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
COMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 2.2%
Verizon Communications Inc.	257,065	$14,776,096

Media - 4.0%
Interpublic Group of Cos. Inc.	614,808	11,097,285
Omnicom Group Inc.	283,044	15,207,954

Total Media		26,305,239

TOTAL COMMUNICATION SERVICES		41,081,335

CONSUMER DISCRETIONARY - 1.8%
Distributors - 1.2%
Genuine Parts Co.	87,341	7,873,791

Hotels, Restaurants & Leisure - 0.6%
Cracker Barrel Old Country Store Inc.	39,527	4,366,548

TOTAL CONSUMER DISCRETIONARY		12,240,339

CONSUMER STAPLES - 13.4%
Beverages - 4.6%
Coca-Cola Co.	326,343	15,416,444
PepsiCo Inc.	112,411	15,474,498

Total Beverages		30,890,942

Food & Staples Retailing - 2.1%
Walgreens Boots Alliance Inc.	344,202	14,012,463

Food Products - 6.6%
Archer-Daniels-Midland Co.	324,260	13,888,056
General Mills Inc.	247,680	15,670,713
Kellogg Co.	203,639	14,049,055

Total Food Products		43,607,824

Tobacco - 0.1%
Universal Corp.	15,380	648,421

TOTAL CONSUMER STAPLES		89,159,650

ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Phillips 66	187,514	11,629,618

FINANCIALS - 7.5%
Banks - 5.7%
First Hawaiian Inc.	134,901	2,344,579
FNB Corp.	249,932	1,851,996
Huntington Bancshares Inc.	1,545,662	14,328,287
Park National Corp.	5,870	503,411
People’s United Financial Inc.	369,721	3,989,290
S&T Bancorp Inc.	17,631	379,067

See Notes to Schedule of Investments.

Legg Mason Low Volatility High Dividend ETF 2020 Quarterly Report	1

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Banks - (continued)
Umpqua Holdings Corp.	161,193	$1,748,944
WesBanco Inc.	28,445	564,064
Zions Bancorp NA	369,511	11,998,022

Total Banks		37,707,660

Capital Markets - 0.1%
Cohen & Steers Inc.	11,022	663,304

Insurance - 0.3%
American National Group Inc.	4,932	363,242
CNA Financial Corp.	32,603	1,085,680
Safety Insurance Group Inc.	5,555	420,347

Total Insurance		1,869,269

Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Arbor Realty Trust Inc.	348,514	3,551,358

Thrifts & Mortgage Finance - 0.9%
New York Community Bancorp Inc.	473,625	4,987,271
Northwest Bancshares Inc.	87,863	865,450
Provident Financial Services Inc.	22,544	307,726

Total Thrifts & Mortgage Finance		6,160,447

TOTAL FINANCIALS		49,952,038

HEALTH CARE - 10.2%
Biotechnology - 4.5%
AbbVie Inc.	182,969	17,365,588
Gilead Sciences Inc.	183,350	12,748,325

Total Biotechnology		30,113,913

Health Care Providers & Services - 1.1%
CVS Health Corp.	108,963	6,858,131

Pharmaceuticals - 4.6%
Merck & Co. Inc.	186,399	14,956,656
Pfizer Inc.	411,250	15,824,900

Total Pharmaceuticals		30,781,556

TOTAL HEALTH CARE		67,753,600

INDUSTRIALS - 10.4%
Air Freight & Logistics - 3.3%
United Parcel Service Inc., Class B Shares	152,718	21,802,022

Electrical Equipment - 4.8%
Eaton Corp. PLC	191,986	17,879,656
Emerson Electric Co.	230,007	14,262,734

Total Electrical Equipment		32,142,390

See Notes to Schedule of Investments.

2	Legg Mason Low Volatility High Dividend ETF 2020 Quarterly Report

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Industrial Conglomerates - 2.3%
3M Co.	103,812	$15,620,591

TOTAL INDUSTRIALS		69,565,003

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.3%
Juniper Networks Inc.	347,797	8,827,088

IT Services - 6.4%
International Business Machines Corp.	124,942	15,360,369
Paychex Inc.	186,989	13,448,249
Western Union Co.	583,014	14,155,580

Total IT Services		42,964,198

Technology Hardware, Storage & Peripherals - 1.8%
Seagate Technology PLC	259,634	11,740,650

TOTAL INFORMATION TECHNOLOGY		63,531,936

MATERIALS - 2.1%
Chemicals - 0.8%
LyondellBasell Industries NV, Class A Shares	89,081	5,569,344

Containers & Packaging - 1.3%
Packaging Corp. of America	89,429	8,595,916

TOTAL MATERIALS		14,165,260

REAL ESTATE - 16.8%
Equity Real Estate Investment Trusts (REITs) - 16.8%
CoreCivic Inc.	127,919	1,139,758
Crown Castle International Corp.	91,372	15,231,712
CubeSmart	184,628	5,477,913
EPR Properties	49,589	1,419,733
Four Corners Property Trust Inc.	33,842	852,818
Gaming and Leisure Properties Inc.	134,990	4,887,988
Getty Realty Corp.	11,077	328,212
Highwoods Properties Inc.	68,090	2,610,571
Industrial Logistics Properties Trust	45,618	962,996
Kimco Realty Corp.	347,437	3,873,923
Lamar Advertising Co., Class A Shares	36,265	2,383,698
Lexington Realty Trust	118,607	1,375,841
Life Storage Inc.	41,345	4,057,185
LTC Properties Inc.	20,168	749,241
Macerich Co.	1,311,378	10,005,814
Monmouth Real Estate Investment Corp.	27,550	397,547
National Health Investors Inc.	21,609	1,339,758
National Retail Properties Inc.	101,741	3,606,718
Piedmont Office Realty Trust Inc., Class A Shares	79,867	1,294,644

See Notes to Schedule of Investments.

Legg Mason Low Volatility High Dividend ETF 2020 Quarterly Report	3

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY		SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Public Storage		50,827	$10,159,301
Realty Income Corp.		195,798	11,757,670
STORE Capital Corp.		172,189	4,079,157
Ventas Inc.		216,593	8,308,508
VICI Properties Inc.		394,624	8,567,287
WP Carey Inc.		98,325	7,017,455

TOTAL REAL ESTATE			111,885,448

UTILITIES - 18.8%
Electric Utilities - 11.8%
ALLETE Inc.		38,704	2,295,147
American Electric Power Co. Inc.		175,384	15,237,362
Duke Energy Corp.		171,047	14,494,523
Evergy Inc.		192,074	12,452,158
Exelon Corp.		87,331	3,371,850
OGE Energy Corp.		181,316	5,965,296
Pinnacle West Capital Corp.		105,580	8,771,586
PPL Corp.		588,966	15,678,275

Total Electric Utilities			78,266,197

Multi-Utilities - 7.0%
Consolidated Edison Inc.		177,211	13,615,121
DTE Energy Co.		145,637	16,840,006
Public Service Enterprise Group Inc.		291,740	16,319,936

Total Multi-Utilities			46,775,063

TOTAL UTILITIES			125,041,260

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $663,482,295)			656,005,487

	RATE
SHORT-TERM INVESTMENTS - 1.3%
Invesco Treasury Portfolio, Institutional Class (Cost - $8,597,974)	0.063%	8,597,974	8,597,974

TOTAL INVESTMENTS - 99.7% (Cost - $672,080,269)			664,603,461
Other Assets in Excess of Liabilities - 0.3%			1,768,954

TOTAL NET ASSETS - 100.0%			$666,372,415

At July 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	62	9/20	$9,445,021	$10,116,850	$671,829

See Notes to Schedule of Investments.

4	Legg Mason Low Volatility High Dividend ETF 2020 Quarterly Report

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2020

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Legg Mason Low Volatility High Dividend ETF 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Low Volatility High Dividend Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day

6

Notes to Schedule of Investments (unaudited) (continued)

of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

7

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$656,005,487	—	—	$656,005,487
Short-Term Investments†	8,597,974	—	—	8,597,974

Total Investments	$664,603,461	—	—	$664,603,461

Other Financial Instruments:
Futures Contracts	$671,829	—	—	$671,829

Total	$665,275,290	—	—	$665,275,290

†	See Schedule of Investments for additional detailed categorizations.

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